FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative)	Dec. 31, 2017 CAD ($)
Financial Risk Management Objectives And Policies Details Narrative
Working capital deficiency	$ (782,107)